UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                         SmartGrowth ETF
                                                           Lipper(R) Optimal
                                                           Conservative
                                                           Index Fund
                                                           October 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  EXCHANGE TRADED FUNDS - 72.3%
---------------------------------------------------------------------------------------
                                                             SHARES           VALUE
                                                            --------        ----------
     iPath MSCI India Index Fund                                  72        $   6,610
     iShares Dow Jones US Medical Devices Index Fund             417           25,183
     iShares Lehman 3-7 Year Treasury Bond Fund                1,195          123,133
     PowerShares DB Agriculture Fund                             321            9,396
     streetTracks Gold Trust Fund                                142           11,164
     Technology Select Sector SPDR Fund                          264            7,497
                                                                            ---------

     TOTAL EXCHANGE TRADED FUNDS
        (Cost $179,955)                                                       182,983
                                                                            ---------

---------------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 0.4%
---------------------------------------------------------------------------------------
     Fidelity Money Management Fund,
        Institutional Class, 5.280% (A)
        (Cost $1,066)                                          1,066            1,066
                                                                            ---------

     TOTAL INVESTMENTS - 72.7%
        (Cost $181,021)  +                                                  $ 184,049
                                                                            =========

     PERCENTAGES ARE BASED ON NET ASSETS OF $253,237.
(A) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007. SPDR STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $181,021, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,326 AND $(298), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.





HWM-QH-001-0100

THE ADVISORS' INNER CIRCLE FUND II                        SmartGrowth ETF
                                                          Lipper(R) Optimal
                                                          Moderate Index Fund
                                                          October 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  EXCHANGE TRADED FUNDS - 98.7%
--------------------------------------------------------------------------------------
                                                             SHARES           VALUE
                                                            --------      -----------
     iPath MSCI India Index Fund                               1,921      $   176,367
     iShares Dow Jones US Medical Devices Index Fund           5,605          338,486
     iShares Lehman 3-7 Year Treasury Bond Fund               11,401        1,174,759
     PowerShares DB Agriculture Fund                           4,703          137,657
     streetTracks Gold Trust Fund                              1,917          150,714
                                                                          -----------

     TOTAL EXCHANGE TRADED FUNDS
        (Cost $1,930,189)                                                   1,977,983
                                                                          -----------

--------------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 2.0%
--------------------------------------------------------------------------------------
     Fidelity Money Management Fund,
         Institutional Class, 5.280% (A)
          (Cost $40,659)                                      40,659           40,659
                                                                          -----------

     TOTAL INVESTMENTS - 100.7%
        (Cost $1,970,848)  +                                              $ 2,018,642
                                                                          ===========

    PERCENTAGES ARE BASED ON NET ASSETS OF $2,005,073.
(A) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007.


+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,970,848, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $51,949 AND $(4,155), RESPECTIVELY.

    FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.





HWM-QH-003-0100

THE ADVISORS' INNER CIRCLE FUND II                        SmartGrowth ETF
                                                          Lipper(R) Optimal
                                                          Growth Index Fund
                                                          October 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  EXCHANGE TRADED FUNDS - 97.6%
--------------------------------------------------------------------------------------
                                                             SHARES           VALUE
                                                            --------      -----------
     iPath MSCI India Index Fund                               5,517      $   506,516
     iShares Dow Jones US Medical Devices Index Fund           7,737          467,238
     iShares Lehman 3-7 Year Treasury Bond Fund                7,828          806,597
     PowerShares DB Agriculture Fund                           9,274          271,450
     streetTracks Gold Trust Fund                              3,441          270,531
                                                                          -----------

     TOTAL EXCHANGE TRADED FUNDS
        (Cost $2,219,209)                                                   2,322,332
                                                                          -----------

--------------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 2.6%
--------------------------------------------------------------------------------------
     Fidelity Money Management Fund,
        Institutional Class, 5.280% (A)
        (Cost $62,740)                                        62,740           62,740
                                                                          -----------

     TOTAL INVESTMENTS - 100.2%
        (Cost $2,281,949)  +                                              $ 2,385,072
                                                                          ===========

    PERCENTAGES ARE BASED ON NET ASSETS OF $2,379,253.
(A) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007.

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,281,949, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $109,419 AND $(6,296), RESPECTIVELY.

    FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.





HWM-QH-002-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President
Date: December 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President
Date: December 21, 2007


By (Signature and Title)*                 /s/ Michael Lawson
                                          ------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: December 21, 2007


* Print the name and title of each signing officer under his or her signature.